Average Annual Total Returns		12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	101 Months Ended	120 Months Ended	145 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.09%)		(0.46%)			2.11%	2.29%
Performance Inception Date	Dec. 14, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.67%)		(1.70%)			0.75%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.24%)		(0.83%)			1.04%
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		(1.88%)		(0.42%)		1.21%
Performance Inception Date	Jul. 29, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.02%)		(0.42%)		0.96%
Performance Inception Date	Jul. 29, 2016
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		(0.07%)		(0.46%)		1.19%
Performance Inception Date	Jul. 29, 2016
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		1.48%		0.10%		1.45%
Performance Inception Date	Jul. 29, 2016
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		1.92%		0.52%		1.87%
Performance Inception Date	Jul. 29, 2016
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		1.71%		0.32%		1.66%
Performance Inception Date	Jul. 29, 2016
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		1.97%		0.59%		1.94%
Performance Inception Date	Jul. 29, 2016
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.10%		0.70%	2.54%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		1.99%	(1.60%)
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.05%	(1.55%)
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		0.99%		(0.38%)		1.06%
Performance Inception Date	Jul. 29, 2016
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		1.00%		(0.38%)		1.00%
Performance Inception Date	Jul. 29, 2016
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		1.45%		0.06%		1.42%
Performance Inception Date	Jul. 29, 2016
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		1.75%		0.35%		1.71%
Performance Inception Date	Jul. 29, 2016
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		2.04%		0.64%		1.99%
Performance Inception Date	Jul. 29, 2016
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		2.09%		0.70%		2.02%
Performance Inception Date	Jul. 29, 2016
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		1.28%		(0.10%)		1.36%
Performance Inception Date	Jul. 29, 2016
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		1.94%		0.55%		1.92%
Performance Inception Date	Jul. 29, 2016
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)			1.35%	1.43%
Bloomberg U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.13%		0.30%			2.43%	2.50%